Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 0.4%
V2X, Inc. (A)	21,100	$ 1,904,064
York Space Systems, Inc. (A)(B)	46,300	681,999
		2,586,063
Automobile Components - 1.3%
Aptiv PLC (A)	99,600	5,624,412
Gentex Corp.	42,350	989,296
Visteon Corp.	18,475	1,931,376
		8,545,084
Banks - 7.7%
Atlantic Union Bankshares Corp.	89,600	3,801,728
Beacon Financial Corp.	64,250	2,024,518
Columbia Banking System, Inc.	81,250	2,540,687
Community West Bancshares	30,500	763,415
Dime Commercial Bancshares, Inc.	64,300	2,620,868
Eastern Bankshares, Inc.	115,600	2,654,176
First Citizens BancShares, Inc., Class A	4,350	9,511,927
First Community Bankshares, Inc.	28,100	1,340,932
First Merchants Corp.	55,900	2,411,526
Hancock Whitney Corp.	6,900	531,300
OceanFirst Financial Corp.	98,450	1,901,070
Princeton Bancorp, Inc.	2,500	103,100
Provident Financial Services, Inc.	123,150	3,039,342
Towne Bank	7,700	291,907
TrustCo Bank Corp.	68,800	3,920,224
UMB Financial Corp.	23,075	3,362,720
United Bankshares, Inc.	29,350	1,422,008
United Community Banks, Inc.	56,400	1,998,816
WaFd, Inc.	89,650	3,296,430
Webster Financial Corp.	31,900	2,463,318
		50,000,012
Beverages - 2.6%
Brown-Forman Corp., Class B	135,400	3,890,042
Constellation Brands, Inc., Class A	45,100	5,873,373
Molson Coors Beverage Co., Class B	165,700	6,886,492
		16,649,907
Biotechnology - 0.9%
Biogen, Inc. (A)	17,600	3,571,920
BioMarin Pharmaceutical, Inc. (A)	8,850	531,177
Exelixis, Inc. (A)	38,450	2,039,004
		6,142,101
Building Products - 1.5%
Builders FirstSource, Inc. (A)	44,100	2,930,004
Fortune Brands Innovations, Inc.	21,100	1,039,386
Gibraltar Industries, Inc. (A)	4,500	190,170
Hayward Holdings, Inc. (A)	95,200	1,440,376
Masterbrand, Inc. (A)	105,060	866,745
Owens Corning	13,090	1,818,201
Quanex Building Products Corp.	95,850	1,709,964
		9,994,846
Capital Markets - 1.0%
FactSet Research Systems, Inc.	2,425	638,260
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Piper Sandler Cos.	39,600	$ 3,001,680
Stifel Financial Corp.	37,000	3,067,670
		6,707,610
Chemicals - 2.1%
LSB Industries, Inc. (A)	104,750	1,139,680
Mosaic Co.	360,584	7,976,118
PPG Industries, Inc.	36,000	3,978,720
Quaker Chemical Corp.	2,975	477,547
		13,572,065
Commercial Services & Supplies - 0.3%
HNI Corp.	34,500	1,552,845
Tetra Tech, Inc.	18,600	616,776
		2,169,621
Communications Equipment - 0.3%
Harmonic, Inc. (A)	68,250	788,288
KVH Industries, Inc. (A)	36,500	337,990
Silicom Ltd. (A)	19,700	784,651
		1,910,929
Construction & Engineering - 1.9%
EMCOR Group, Inc.	5,075	4,046,957
Fluor Corp. (A)	101,100	5,072,187
Granite Construction, Inc.	29,475	3,565,591
		12,684,735
Consumer Staples Distribution & Retail - 1.0%
Dollar General Corp.	16,100	2,045,505
Dollar Tree, Inc. (A)	20,100	2,556,921
Ingles Markets, Inc., Class A	12,675	1,140,877
Village Super Market, Inc., Class A	16,150	709,631
		6,452,934
Containers & Packaging - 1.7%
Crown Holdings, Inc.	16,000	1,885,600
Graphic Packaging Holding Co.	719,930	7,724,849
Greif, Inc., Class A	16,750	1,449,712
		11,060,161
Distributors - 1.3%
LKQ Corp.	371,300	8,335,685
Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	4,000	194,040
Stride, Inc. (A)	18,700	1,501,423
		1,695,463
Diversified REITs - 0.3%
Broadstone Net Lease, Inc.	90,500	1,937,605
Diversified Telecommunication Services - 0.6%
Liberty Global Ltd., Class A (A)	338,614	3,592,695
Electric Utilities - 2.3%
Evergy, Inc.	108,000	8,965,080
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	81,500	$ 3,859,025
Portland General Electric Co.	38,000	1,874,540
		14,698,645
Electrical Equipment - 1.0%
Acuity, Inc.	2,050	673,199
LSI Industries, Inc.	143,100	3,347,109
Regal Rexnord Corp.	10,900	2,237,007
		6,257,315
Electronic Equipment, Instruments & Components - 4.0%
CDW Corp.	53,400	7,893,054
IPG Photonics Corp. (A)	8,300	705,998
Itron, Inc. (A)	12,750	1,270,665
OSI Systems, Inc. (A)	13,450	2,977,695
TD SYNNEX Corp.	14,500	3,707,650
Vishay Intertechnology, Inc.	56,150	1,921,453
Vontier Corp.	231,827	7,448,602
		25,925,117
Energy Equipment & Services - 2.6%
Halliburton Co.	221,700	7,149,825
Helix Energy Solutions Group, Inc. (A)	162,600	1,546,326
Helmerich & Payne, Inc.	34,650	1,197,850
Noble Corp. PLC (B)	108,750	4,611,000
Seadrill Ltd. (A)	24,500	1,098,580
Select Water Solutions, Inc.	59,400	1,100,088
		16,703,669
Entertainment - 1.4%
Madison Square Garden Entertainment Corp. (A)	41,900	3,237,194
Madison Square Garden Sports Corp. (A)	8,900	3,503,752
Sphere Entertainment Co. (A)	17,550	2,514,037
		9,254,983
Financial Services - 2.6%
Corpay, Inc. (A)	10,100	3,859,311
Fiserv, Inc. (A)	158,350	8,541,399
Global Payments, Inc.	57,500	4,834,600
		17,235,310
Food Products - 4.5%
Campbell's Co. (B)	224,300	4,930,114
Conagra Brands, Inc.	382,400	5,548,624
Kraft Heinz Co.	390,200	10,086,670
Nomad Foods Ltd.	83,900	998,410
Smithfield Foods, Inc.	39,400	1,025,976
Tyson Foods, Inc., Class A	100,400	5,819,184
Utz Brands, Inc.	42,900	605,748
		29,014,726
Gas Utilities - 0.6%
National Fuel Gas Co.	49,300	4,057,883
Ground Transportation - 1.3%
U-Haul Holding Co.	139,400	8,723,652
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.0%
AngioDynamics, Inc. (A)	104,350	$ 1,543,336
Baxter International, Inc.	225,757	5,905,803
Dentsply Sirona, Inc.	98,100	1,311,597
Inmode Ltd. (A)	52,500	794,850
Integra LifeSciences Holdings Corp. (A)	38,100	634,365
Omnicell, Inc. (A)	7,600	268,812
OraSure Technologies, Inc. (A)	93,700	379,485
Teleflex, Inc.	8,250	1,127,858
Zimmer Biomet Holdings, Inc.	79,100	7,429,863
		19,395,969
Health Care Providers & Services - 2.7%
AMN Healthcare Services, Inc. (A)	15,500	521,265
Centene Corp. (A)	97,000	6,035,340
Encompass Health Corp.	25,475	2,829,508
Henry Schein, Inc. (A)	46,100	3,953,075
Molina Healthcare, Inc. (A)	15,500	3,032,110
National HealthCare Corp.	6,275	1,418,338
		17,789,636
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	64,700	1,184,657
Healthpeak Properties, Inc.	93,600	2,043,288
Sabra Health Care, Inc.	127,650	2,702,351
		5,930,296
Health Care Technology - 0.4%
Certara, Inc. (A)	105,850	857,385
Waystar Holding Corp. (A)	68,250	1,440,758
		2,298,143
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	113,150	1,868,107
DiamondRock Hospitality Co.	93,100	1,232,644
Summit Hotel Properties, Inc.	16,000	110,080
		3,210,831
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	12,825	1,081,148
Flutter Entertainment PLC (A)	29,400	3,071,418
		4,152,566
Household Durables - 0.7%
KB Home	26,600	1,462,202
La-Z-Boy, Inc.	33,250	1,309,385
M/I Homes, Inc. (A)	5,300	774,489
Sonos, Inc. (A)	84,200	1,234,372
		4,780,448
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	19,900	1,766,523
Industrial REITs - 0.3%
LXP Industrial Trust	34,300	2,076,179
Insurance - 3.9%
Everest Group Ltd.	6,225	2,329,084
Fidelity National Financial, Inc.	111,500	5,752,285
Markel Group, Inc. (A)	3,913	7,365,596
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Old Republic International Corp.	46,900	$ 2,026,549
Ryan Specialty Holdings, Inc. (B)	90,900	4,014,144
Selective Insurance Group, Inc.	18,800	1,782,052
United Fire Group, Inc.	35,450	1,820,712
		25,090,422
Interactive Media & Services - 1.2%
Match Group, Inc.	106,000	4,177,460
People, Inc. (A)	79,541	3,306,519
		7,483,979
IT Services - 1.3%
Cognizant Technology Solutions Corp., Class A	143,200	7,926,120
Everforth, Inc. (A)	28,100	799,164
		8,725,284
Leisure Products - 0.4%
BRP, Inc.	8,700	537,921
MasterCraft Boat Holdings, Inc. (A)	59,250	1,417,260
Polaris, Inc.	9,600	643,968
		2,599,149
Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	28,350	797,485
Bio-Rad Laboratories, Inc., Class A (A)	11,924	3,881,024
IQVIA Holdings, Inc. (A)	28,900	6,792,078
Maravai LifeSciences Holdings, Inc., Class A (A)	75,100	493,407
		11,963,994
Machinery - 1.5%
Columbus McKinnon Corp.	650	12,461
Douglas Dynamics, Inc.	16,000	706,080
Flowserve Corp.	10,100	767,499
Gencor Industries, Inc. (A)	34,600	492,704
Miller Industries, Inc.	21,650	1,088,995
Mueller Industries, Inc.	85,150	5,654,811
Oshkosh Corp.	6,400	911,424
		9,633,974
Media - 3.6%
Charter Communications, Inc., Class A (A)	62,200	9,017,756
News Corp., Class A	157,900	4,351,724
Omnicom Group, Inc.	79,200	6,233,040
Perion Network Ltd. (A)(B)	25,750	245,655
Sirius XM Holdings, Inc.	122,440	3,626,673
		23,474,848
Metals & Mining - 0.9%
Century Aluminum Co. (A)	16,650	745,421
Commercial Metals Co.	26,650	1,831,388
Kaiser Aluminum Corp.	11,500	1,836,320
Metallus, Inc. (A)	76,900	1,547,228
		5,960,357
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.3%
Dominion Energy, Inc.	55,487	$ 3,838,036
Northwestern Energy Group, Inc.	63,150	4,340,931
		8,178,967
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A (A)	82,000	794,580
Oil, Gas & Consumable Fuels - 5.1%
Delek U.S. Holdings, Inc.	33,500	2,273,645
Expand Energy Corp.	89,600	8,425,088
Gulfport Energy Corp. (A)	9,225	1,488,638
HF Sinclair Corp.	21,200	1,939,164
Magnolia Oil & Gas Corp., Class A	168,750	4,338,562
Matador Resources Co.	10,700	533,823
Occidental Petroleum Corp.	161,300	9,205,391
Ovintiv, Inc.	39,100	2,442,186
REX American Resources Corp. (A)	62,900	2,707,216
Teekay Tankers Ltd., Class A	175	13,890
		33,367,603
Pharmaceuticals - 3.3%
Amphastar Pharmaceuticals, Inc. (A)	23,600	470,584
Innoviva, Inc. (A)	110,150	2,309,846
Jazz Pharmaceuticals PLC (A)	19,875	5,025,592
Perrigo Co. PLC	386,600	3,908,526
Supernus Pharmaceuticals, Inc. (A)	25,500	1,138,065
Zoetis, Inc.	113,500	8,772,415
		21,625,028
Professional Services - 4.6%
Amentum Holdings, Inc. (A)	280,580	6,228,876
Booz Allen Hamilton Holding Corp.	41,500	2,893,380
Clarivate PLC (A)(B)	1,480,700	2,931,786
FTI Consulting, Inc. (A)	4,775	761,039
ICF International, Inc.	14,250	1,153,110
KBR, Inc.	53,100	1,943,991
Leidos Holdings, Inc.	42,425	4,904,330
Science Applications International Corp.	10,175	1,191,798
SS&C Technologies Holdings, Inc.	104,300	8,036,315
		30,044,625
Real Estate Management & Development - 1.4%
CoStar Group, Inc. (A)	270,200	7,770,952
Newmark Group, Inc., Class A	88,500	1,327,057
		9,098,009
Residential REITs - 0.2%
Centerspace	23,850	1,307,934
Retail REITs - 0.5%
Agree Realty Corp.	21,000	1,633,800
Kite Realty Group Trust	52,000	1,488,240
		3,122,040
Semiconductors & Semiconductor Equipment - 2.6%
Cohu, Inc. (A)	62,600	3,004,174
Kulicke & Soffa Industries, Inc.	10,550	941,060
MKS, Inc.	9,910	2,947,729
Onto Innovation, Inc. (A)	5,060	1,308,415
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp., ADR	18,650	$ 4,729,640
Tower Semiconductor Ltd. (A)	14,785	3,247,821
Universal Display Corp.	12,075	967,932
		17,146,771
Software - 1.8%
Adeia, Inc.	129,500	3,451,175
Progress Software Corp. (A)	46,400	1,883,376
Qualys, Inc. (A)	8,100	1,172,475
Roper Technologies, Inc.	7,900	3,096,563
Tyler Technologies, Inc. (A)	6,200	1,919,520
		11,523,109
Specialized REITs - 2.6%
Crown Castle, Inc.	122,500	9,346,750
Gaming & Leisure Properties, Inc.	175,126	7,843,894
		17,190,644
Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	18,900	1,881,306
Academy Sports & Outdoors, Inc.	16,000	759,200
American Eagle Outfitters, Inc.	66,600	1,144,188
Lithia Motors, Inc.	14,200	5,472,964
Urban Outfitters, Inc. (A)	38,100	2,826,258
Williams-Sonoma, Inc.	9,500	2,172,270
		14,256,186
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	190,600	$ 5,197,662
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (A)	19,200	2,282,304
Steven Madden Ltd.	25,150	1,158,912
Tapestry, Inc.	13,825	2,106,515
		5,547,731
Total Common Stocks (Cost $492,100,406)		630,642,303
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	4,463,959	4,463,959
Total Other Investment Company (Cost $4,463,959)		4,463,959
Total Investments (Cost $496,564,365)		635,106,262
Net Other Assets (Liabilities) - 2.4%		15,355,874
Net Assets - 100.0%		$ 650,462,136
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$630,642,303	$—	$—	$630,642,303
Other Investment Company	4,463,959	—	—	4,463,959
Total Investments	$635,106,262	$—	$—	$635,106,262
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $11,835,990, collateralized by cash collateral of $4,463,959 and non-cash collateral, such as U.S. government securities of $7,776,267. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds